RELATED PARTIES (Schedule of Research and Development Services and Administrative Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses derived by the Cost Allocation Agreement:
Rent (included in depreciation and interest with respect to right of use)	$ 168	$ 96	$ 1,036
Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Revenues generated from the Transition Services Agreement	2,430	4,099	3,421
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	66	68	289
Rent (included in depreciation and interest with respect to right of use)	1,064	1,047	1,036
Other (included in general and administrative expenses)	160	177	232
Total expenses	$ 1,290	$ 1,292	$ 1,557